EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Net income (loss)	$ 223	$ (76)	$ 363	$ 116
Net income attributable to non-controlling interests	(29)	(18)	(58)	(52)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	194	(94)	305	64
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 194	$ (94)	$ 305	$ 64
Weighted average shares outstanding - Basic (in shares)	1,752	1,167	1,749	1,167
Weighted average shares outstanding - Diluted (in shares)	1,752	1,167	1,749	1,167
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.11	$ (0.08)	$ 0.17	$ 0.05
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.11	$ (0.08)	$ 0.17	$ 0.05